Share Based Compensation (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Options Granted with Assumptions

	For the Nine Months Ended September 30, 2021	For the Nine Months Ended September 30, 2020
Fair value at grant date	$10.58-$11.20	$3.11-$3.26
Stock price at grant date	$26.88-$33.42	$11.52-$12.50
Exercise price at grant date	$26.88-$33.42	$11.52-$12.50
Expected life in years	3.00 - 3.50	1.58 - 2.00
Expected volatility	49.88% - 53.75%	49.10% - 50.15%
Expected annual rate of dividends	0%	0%
Risk free annual interest rate	0.16% - 0.79%	1.40 - 1.58%

Year Ended December 31, 2020
Fair Value at Grant Date	$3.11 – $3.26
Stock Price at Grant Date	$11.52 – $12.50
Exercise Price at Grant Date	$11.52 – $12.50
Expected Life in Years	1.58 – 2.00
Expected Volatility	49.10% –50.15%
Expected Annual Rate of Dividends	0%
Risk Free Annual Interest Rate	1.40% – 1.58%

Schedule of Number and Weighted-average Exercise Prices and Remaining Contractual Life of Options
The number and weighted-average exercise prices and remaining contractual life of options at September 30, 2021 were as follows:

	Number of options	Weighted average exercise price	Weighted average remaining contractual life (yrs)	Aggregate intrinsic value
Outstanding at January 1, 2021	1,129,774	11.72	4.01	—
Granted	877,509	29.32	3.55	—
Exercised	(36,787)	11.52	—	—
Forfeited	—	—	—	—

Outstanding, September 30, 2021	1,970,496	$19.56	4.52	$8.43

Exercisable, September 30, 2021	517,672	$11.71	3.34	$15.20

The number and weighted-average exercise prices and remaining contractual life of options at December 31, 2020 were as follows:

	Number of Options	Weighted average exercise price	Weighted Average Remaining Contractual Life (Yrs)
Outstanding at January 1, 2020	—	$—	—
Granted	1,252,403	11.70	1.93
Exercised	(9,180)	11.52	—
Forfeited	(113,444)	11.52	—

Outstanding, December 31, 2020	1,129,779	11.72	1.92

Exercisable, December 31, 2020	554,456	$11.70	—

Schedule of Restricted Stock Units

	Number of restricted stock units	Weighted average grant price
Balance as of January 1, 2021	—	—
Granted	3,249,319	25.45
Vested	(2,904,079)	25.28
Forfeited	—	—

Balance as of September 30, 2021	345,240	$26.88

Summary of warrants issued and outstanding to certain employees and director
The following table summarizes the warrants issued and outstanding to certain employees and directors of the Company as of December 31, 2020 and the changes during the nine months ended September 30, 2021:

	Number of warrants	Weighted average exercise price ($CAD)	Weighted average remaining contractual life (yrs)
Outstanding as of January 1, 2021	6,061,561	6.00	0.72

Granted	—	—	—
Exercised	(2,075,990)	6.00	—
Exchanged in cashless exercise	(413,057)	—	—
Cancelled	(3,572,514)	—	—

Outstanding as of September 30, 2021	—	—	—

The following table summarizes the warrants issued and outstanding to certain employees and directors of the Company as of December 31, 2020 and 2019 and the changes during the year ended December 31, 2020:

	Number of Warrants	Weighted average exercise price ($CAD)	Weighted Average Remaining Contractual Life (Yrs)
Outstanding as of December 31, 2018	8,784,872	6.00	2.72
Granted	—	—	—

Exercised	—	—	—

Outstanding as of December 31, 2019	8,784,872	6.00	1.72

Granted	—	—	—

Exercised	2,723,311	—	—

Outstanding as of December 31, 2020	6,061,561	6.00	0.72

Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of Fair Value of Options Granted with Assumptions	The following were the assumptions utilized in the model during the year ended December 31, 2020

December 31, 2020
Stock Price ($CAD)	$6.00
Exercise Price ($CAD)	$6.00
Expected Life in Years	3.00
Annualized Volatility	51%
Annual Rate of Quarterly Dividends	0%
Discount Rate—Bond Equivalent Yield	3%